SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION
TO REDEEM SECURITIES
OF
THE GABELLI EQUITY TRUST INC.
One Corporate Center
Rye, New York 10580-1422
(914) 921-5070
under the
Investment Company Act of 1940
Investment Company Act File No. 811-4700

(1) Title of the class of securities of The Gabelli Equity Trust Inc. (the “Fund”) to be redeemed:
     7.20% Tax Advantaged Series B Cumulative Preferred Stock, par value of $.001 per share, liquidation preference of $25.00 per share (the “Series B Preferred Stock”).
(2) The date on which the securities are to be called or redeemed:
     January 8, 2007.
(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:
     The shares of Series B Preferred Stock are to be redeemed pursuant to Article II, Sections 3(b) and 3(c) of the Fund’s Articles Supplementary creating and fixing the rights of the Series B Preferred Stock, the form of which was filed with the Securities and Exchange Commission on June 11, 2001 as Exhibit (a)3 to the Fund’s Registration Statement on Form N-2.
(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
     The Fund intends to redeem all remaining (4,950,000) shares of the outstanding Series B Preferred Stock.

SIGNATURE
     Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 4th day of December 2006.

THE GABELLI EQUITY TRUST INC.

By:	/s/ Bruce N. Alpert

Name:	Bruce N. Alpert
Title:	President
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